RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY

NOTE 11 – RELATED PARTY

At September 30, 2019 the Company had a legal accrual to related party of $26,730 and travel and office expense accruals of officers in the amount of $11,295. At December 31, 2018 the Company had a legal and accounting service accrual to related party of $10,999 and travel and office expense accruals of officers in the amount of $2,825.

During July 2018, the Company issued a warrant to purchase 100,000 shares of common stock at a purchase price of $1.15 per share for professional services to be rendered over a twelve month period commencing July 1, 2018. The warrant was valued at $62,637, fair value upon issuance, using the Black-Scholes Option Pricing Formula. The expense is being recognized based on service terms of the agreement over a twelve month period. For the nine and three months ending September 30, 2018, the Company recognized $15,659 of expense.

During July 2017, the Company issued a warrant to purchase 150,000 shares of common stock at a purchase price of $1.48 per share for professional services to be rendered over a twelve month period commencing July 1, 2017. The warrant was valued at $124,788, fair value upon issuance, using the Black-Scholes Option Pricing Formula. The expense is being recognized based on service terms of the agreement over a twelve month period. For the nine and three months ending September 30, 2018, the Company recognized $47,072 and $0 of expense.

NOTE 11 – RELATED PARTY

At December 31, 2018 the Company had a legal and accounting service accrual to related party of $10,999 and travel and office expense accruals of officers in the amount of $2,825. At December 31, 2017 the Company had a legal accrual to related party of $4,725 and travel and office expense accruals of officers in the amount of $4,045.

In December 2016, the board of directors approved a grant to a senior advisor effective January 1, 2017 of a warrant to purchase up to 275,000 shares of common stock at a purchase price of $0.60 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $102,222, fair value. In March 2017, the warrant was amended to accelerate full vesting and the revaluation of the warrant at $106,576, fair value, was expensed immediately.

During July 2018, the Company issued a warrant to purchase 100,000 shares of common stock at a purchase price of $1.15 per share for professional services to be rendered over a twelve month period commencing July 1, 2018. The warrant was valued at $62,637, fair value upon issuance, using the Black-Scholes Option Pricing Formula. The expense is being recognized based on service terms of the agreement over a twelve month period. For the year ending December 31, 2018, the Company recognized $31,318 of expense. During July 2017, the Company issued a warrant to purchase 150,000 shares of common stock at a purchase price of $1.48 per share for professional services to be rendered over a twelve month period commencing July 1, 2017. The warrant was valued at $124,788, fair value upon issuance, using the Black-Scholes Option Pricing Formula. The warrant was re-valued at $91,995, fair value at December 31, 2017. The expense is being recognized based on service terms of the agreement over a twelve month period. For the years ending December 31, 2018 and 2017, the Company recognized $47,072 and $45,997 of expense. During July 2016, the Company issued a warrant to purchase 150,000 shares of common stock at a purchase price of $0.63 per share for professional services to be rendered over a twelve month period commencing July 1, 2016. The warrant was valued at $60,272, fair value, using the Black-Scholes Option Pricing Formula The warrant was re-valued at $65,941, fair value at June 30, 2017. The expense is being recognized based on service terms of the agreement over a twelve month period. For the years ending December 31, 2018 and 2017, the Company recognized $0 and $40,238 of expense.

In December 2017, the Board of Directors approved extension of the warrants previously granted to a Board member extending the term of outstanding warrants to purchase in the aggregate 725,000 shares of common stock at exercise prices ranging from $0.60 per share to $0.98 per share. These warrants were scheduled to expire at various dates starting 2017 to 2021, with the new expiration dates ranging from 2022 to 2026. The total incremental compensation cost resulting from this modification was $224,123 which was expensed during the year ended December 31, 2017. The Company used the Black-Scholes option pricing model to calculate the increase in fair value, with the following assumptions: historical volatility from 39% to 87%, risk-free interest rate from 1.16% to 2.37% and expected option life from .03 to 9.08 years.